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                       SUPPLEMENT DATED NOVEMBER 22, 2000
              TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                  GRANDMASTER FLEXIBLE PREMIUM VARIABLE ANNUITY
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY



     Effective January 1, 2001, the Callan Asset Allocation and Rebalancing Program will no longer be available. This change does not affect the Customized Asset Rebalancing Program.





THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.